COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities:
Net income	$ 220	$ 208	$ 163
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	14	13	12
Amortization of intangibles	296	296	295
Provision for losses on accounts receivable	4	4	4
Deferred income taxes	(90)	(102)	(95)
Stock-based compensation	22	28	20
Restructuring and other	12	5	7
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	(11)	(12)	(34)
Due from related parties	(5)	11	(7)
Prepaid and other current assets	(7)	(6)
Accounts payable and accrued expenses	25		7
Due to related parties	19	(16)	24
Unearned revenue	4	7	5
Other current liabilities	(5)	3	(5)
Net change in prepaid/accrued income taxes		(3)	5
Net change in other assets and liabilities	(13)	(9)	(8)
Cash provided by operating activities	485	427	393
Investing Activities:
Capital expenditures	(24)	(15)	(18)
Acquisitions, net of cash acquired	(4)	(6)	(214)
Proceeds from loan to related parties	5
Proceeds from dispositions			2
Cash used for investing activities	(23)	(21)	(230)
Financing Activities:
Net transfers to Parent	(433)	(373)	(158)
Payments related to loan from related parties	(18)	(45)
Contingent consideration payments	(2)	(5)	(2)
Cash used for financing activities	(453)	(423)	(160)
Effect of exchange rate changes on cash	2	(3)	2
Net change in cash and cash equivalents	11	(20)	5
Cash and cash equivalents at beginning of period	27	47	42
Cash and cash equivalents at end of period	38	27	47
Cash paid during the year for:
Interest	14	17	18
Income taxes	$ 26	$ 29	$ 15